RIGHT OF USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
Right Of Use Assets And Lease Liabilities
RIGHT OF USE ASSETS AND LEASE LIABILITIES

5.	RIGHT OF USE ASSETS AND LEASE LIABILITIES

The Company is a lessee of non-cancellable operating leases for the corporate office in Hong Kong. The Company’s ROU assets and operating lease liabilities recognized in the consolidated balances sheets consist of the following:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Operating lease:
Right-of-use assets	2,380	2,208	284
Less: accumulated depreciation	(1,303)	(125)	(16)
Right-of-use assets, net	1,077	2,083	268

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000
Operating lease liabilities
Current portion	1,123	1,133	146
Non-current portion	-	994	128
Total	1,123	2,127	274

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	As of December 31,
	2023	2024
Operating leases:
Weighted average remaining lease term (years)	1	2
Weighted average discount rate	5.25%	5.63%

During the years ended December 31, 2022, 2023 and 2024, the Company incurred lease expenses of approximately HKD1,398,000, HKD1,261,000 and HKD1,192,000, respectively.

The maturity analysis of the Company’s non-cancelable operating lease obligations as of December 31, 2024 is as follows:

	Operating leases
	HKD’000	US$’000

Year ending December 31, 2025	1,218	157
Year ending December 31, 2026	1,015	131
Total undiscounted lease obligations	2,233	288
Less: imputed interest	(106)	(14)
Lease liabilities recognized in the consolidated balance sheet	2,127	274